SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.8%

Communication Services — 9.5%
Alphabet, Cl A	40,763	$7,716
Alphabet, Cl C	14,469	2,756
Electronic Arts	37,546	5,493
Meta Platforms, Cl A	16,263	9,522
		25,487
Consumer Discretionary — 14.1%
Amazon.com *	7,634	1,675
Booking Holdings	1,773	8,809
Domino's Pizza	9,045	3,797
H&R Block	38,467	2,033
Home Depot	1,376	535
McDonald's	10,216	2,962
NVR *	310	2,535
O'Reilly Automotive *	6,854	8,127
Wingstop	6,331	1,799
Yum! Brands	41,599	5,581
		37,853
Consumer Staples — 10.4%
Altria Group	112,641	5,890
Colgate-Palmolive	59,525	5,412
Monster Beverage *	23,064	1,212
PepsiCo	8,734	1,328
Philip Morris International	57,138	6,877
Procter & Gamble	42,078	7,054
		27,773
Financials — 11.1%
FactSet Research Systems	4,031	1,936
Mastercard, Cl A	15,300	8,057
Moody's	11,474	5,431
MSCI, Cl A	9,635	5,781
Visa, Cl A	26,466	8,364
		29,569
Health Care — 5.8%
Gilead Sciences	5,026	464
Johnson & Johnson	47,711	6,900
Mettler-Toledo International *	3,489	4,270
Vertex Pharmaceuticals *	9,551	3,846
		15,480
Industrials — 13.2%
Cintas	27,169	4,964
Fastenal	81,665	5,873
Graco	15,865	1,337
Illinois Tool Works	22,254	5,643
Paychex	43,050	6,037
Robert Half	27,022	1,904
Verisk Analytics, Cl A	20,413	5,622
WW Grainger	3,651	3,848
		35,228
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Information Technology — 35.7%
Adobe *	12,997	$5,780
Apple	104,879	26,264
Cisco Systems	6,442	381
F5 *	14,550	3,659
Fair Isaac *	3,636	7,239
Intuit	5,134	3,227
Manhattan Associates *	15,772	4,262
Microsoft	53,837	22,692
Motorola Solutions	12,233	5,654
NVIDIA	64,085	8,606
QUALCOMM	18,055	2,774
VeriSign *	23,252	4,812
		95,350

Total Common Stock
(Cost $240,782) ($ Thousands)		266,740
Total Investments in Securities — 99.8%
(Cost $240,782) ($ Thousands)		$266,740

Percentages are based on Net Assets of $267,383 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

SEI Exchange Traded Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.9%

Communication Services — 7.7%
Alphabet, Cl A	91,909	$17,399
Meta Platforms, Cl A	40,196	23,535
		40,934
Consumer Discretionary — 11.4%
Amazon.com *	12,793	2,807
Booking Holdings	1,302	6,469
Deckers Outdoor *	62,543	12,702
Garmin	54,631	11,268
PulteGroup	14,463	1,575
Ralph Lauren, Cl A	19,357	4,471
SharkNinja *	29,343	2,857
Texas Roadhouse, Cl A	32,989	5,952
TJX	36,804	4,446
Toll Brothers	50,590	6,372
Williams-Sonoma	8,352	1,547
		60,466
Consumer Staples — 5.2%
Colgate-Palmolive	97,327	8,848
Freshpet *	23,754	3,518
Walmart	166,785	15,069
		27,435
Energy — 0.4%
TechnipFMC	79,485	2,300

Financials — 10.5%
Aflac	25,190	2,606
Bank of New York Mellon	142,148	10,921
Brown & Brown	44,779	4,568
East West Bancorp	66,138	6,333
Erie Indemnity, Cl A	9,779	4,031
Fiserv *	13,879	2,851
Intercontinental Exchange	64,864	9,665
Janus Henderson Group	55,982	2,381
Nasdaq	23,013	1,779
Synchrony Financial	100,671	6,544
Toast, Cl A *	67,806	2,472
Virtu Financial, Cl A	35,784	1,277
		55,428
Health Care — 13.0%
AbbVie	10,771	1,914
Boston Scientific *	130,071	11,618
Cencora	39,963	8,979
Cigna Group	2,250	621
Eli Lilly	11,017	8,505
Exelixis *	112,138	3,734
Intuitive Surgical *	7,305	3,813
ResMed	50,154	11,470
Stryker	29,243	10,529
Tenet Healthcare *	25,170	3,177
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Universal Health Services, Cl B	25,108	$4,505
		68,865
Industrials — 14.4%
Axon Enterprise *	25,518	15,166
CACI International, Cl A *	8,622	3,484
Cummins	30,860	10,758
Curtiss-Wright	2,874	1,020
Howmet Aerospace	106,792	11,680
Parker-Hannifin	17,517	11,141
Trane Technologies	30,197	11,153
Vertiv Holdings, Cl A	66,612	7,568
Westinghouse Air Brake Technologies	20,629	3,911
		75,881
Information Technology — 31.7%
Amphenol, Cl A	158,776	11,027
Apple	135,354	33,895
AppLovin, Cl A *	49,818	16,133
Arista Networks *	159,462	17,625
Fair Isaac *	1,344	2,676
Guidewire Software *	35,864	6,046
Manhattan Associates *	31,276	8,452
Microsoft	38,456	16,209
Motorola Solutions	15,738	7,275
NVIDIA	314,217	42,196
Palo Alto Networks *	31,638	5,757
		167,291
Materials — 2.0%
International Paper	10,424	561
Packaging Corp of America	45,188	10,173
		10,734
Utilities — 3.6%
Entergy	149,458	11,332
Vistra	53,953	7,438
		18,770

Total Common Stock
(Cost $437,422) ($ Thousands)		528,104
Total Investments in Securities — 99.9%
(Cost $437,422) ($ Thousands)		$528,104

Percentages are based on Net Assets of $528,590 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

2	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 12.0%
Alphabet, Cl A	64,793	$12,265
Alphabet, Cl C	68,649	13,074
AT&T	544,227	12,392
Comcast, Cl A	196,377	7,370
Fox	25,124	1,149
Meta Platforms, Cl A	4,092	2,396
Omnicom Group	21,473	1,848
Verizon Communications	261,546	10,459
		60,953
Consumer Discretionary — 7.9%
Amazon.com *	12,114	2,658
Carnival *	88,117	2,196
Expedia Group *	36,663	6,831
Ford Motor	358,913	3,553
General Motors	220,815	11,763
H&R Block	72,110	3,810
Lennar, Cl A	3,582	488
Lennar, Cl B	6,287	831
PulteGroup	45,865	4,995
PVH	28,397	3,003
		40,128
Consumer Staples — 8.4%
Albertsons, Cl A	79,610	1,563
Altria Group	212,520	11,113
Archer-Daniels-Midland	22,863	1,155
Bunge Global	38,844	3,020
Ingredion	31,213	4,294
Kraft Heinz	114,614	3,520
Kroger	199,916	12,225
Pilgrim's Pride *	19,631	891
Reynolds Consumer Products	25,483	688
Seaboard	77	187
US Foods Holding *	58,808	3,967
		42,623
Energy — 1.4%
Exxon Mobil	5,509	593
Marathon Petroleum	8,797	1,227
Occidental Petroleum	69,684	3,443
Valero Energy	17,710	2,171
		7,434
Financials — 14.2%
Affiliated Managers Group	668	123
Ally Financial	128,699	4,634
American International Group	127,346	9,271
Arch Capital Group *	42,370	3,913
Axis Capital Holdings	28,152	2,495
Bank OZK	49,471	2,203
Berkshire Hathaway, Cl B *	15,884	7,200
Citigroup	20,756	1,461
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CNA Financial	12,461	$603
Corebridge Financial	119,576	3,579
Janus Henderson Group	38,062	1,619
Lincoln National	51,289	1,626
Reinsurance Group of America	30,667	6,551
RenaissanceRe Holdings	17,329	4,312
Rithm Capital ‡	230,454	2,496
Synchrony Financial	169,086	10,991
T Rowe Price Group	21,836	2,469
Unum Group	91,292	6,667
		72,213
Health Care — 11.9%
Bristol-Myers Squibb	10,067	569
Cardinal Health	93,355	11,041
Cencora	11,154	2,506
Cigna Group	11,001	3,038
DaVita *	19,489	2,915
GE HealthCare Technologies	76,183	5,956
Gilead Sciences	73,914	6,827
HCA Healthcare	16,814	5,047
Jazz Pharmaceuticals *	4,504	555
Johnson & Johnson	46,847	6,775
McKesson	13,290	7,574
Medtronic	6,067	485
Pfizer	30,150	800
Solventum *	11,360	750
Tenet Healthcare *	39,724	5,014
Universal Health Services, Cl B	2,158	387
Viatris, Cl W	11,880	148
		60,387
Industrials — 7.0%
Acuity Brands	1,715	501
Allison Transmission Holdings	40,713	4,399
Amentum Holdings *	210	4
American Airlines Group *	236,516	4,123
Booz Allen Hamilton Holding, Cl A	25,610	3,296
Delta Air Lines	157,152	9,508
EMCOR Group	3,381	1,535
Leidos Holdings	47,507	6,844
PACCAR	3,948	411
Science Applications International	14,076	1,573
SS&C Technologies Holdings	43,183	3,272
		35,466
Information Technology — 32.7%
Amdocs	31,528	2,684
Amkor Technology	52,559	1,350
Apple	82,345	20,621
Arrow Electronics *	33,131	3,748
Avnet	43,829	2,293
Cirrus Logic *	25,078	2,497
Cisco Systems	103,728	6,141

SEI Exchange Traded Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Enhanced U.S. Large Cap Value Factor ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cognizant Technology Solutions, Cl A	68,629	$5,278
Dell Technologies, Cl C	21,232	2,447
Dropbox, Cl A *	94,485	2,838
DXC Technology *	82,890	1,656
F5 *	23,642	5,945
Gen Digital	125,105	3,425
Hewlett Packard Enterprise	323,908	6,915
HP	298,329	9,734
Intel	128,228	2,571
International Business Machines	57,888	12,726
Micron Technology	95,913	8,072
Microsoft	40,662	17,139
MKS Instruments	31,158	3,253
NetApp	84,150	9,768
NVIDIA	96,575	12,969
ON Semiconductor *	7,813	493
QUALCOMM	73,682	11,319
Skyworks Solutions	71,923	6,378
Teradata *	9,489	296
Vontier	49,088	1,790
Zoom Video Communications, Cl A *	21,930	1,790
		166,136
Materials — 1.6%
Berry Global Group	46,472	3,005
LyondellBasell Industries, Cl A	54,986	4,084
Sonoco Products	18,482	903
		7,992
Real Estate — 0.2%
Jones Lang LaSalle *	5,238	1,326

Utilities — 2.1%
FirstEnergy	37,427	1,489
NRG Energy	99,974	9,020
		10,509

Total Common Stock
(Cost $462,026) ($ Thousands)		505,167
Total Investments in Securities — 99.4%
(Cost $462,026) ($ Thousands)		$505,167

Percentages are based on Net Assets of $507,989 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

4	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 13.7%
Alphabet, Cl A	12,296	$2,328
Alphabet, Cl C	12,085	2,301
AT&T	163,071	3,713
Comcast, Cl A	52,152	1,957
Electronic Arts	5,937	869
Fox	21,646	1,004
Omnicom Group	27,467	2,363
T-Mobile US	3,951	872
Verizon Communications	75,808	3,032
		18,439
Consumer Discretionary — 4.6%
Amazon.com *	1,940	426
Booking Holdings	514	2,554
H&R Block	22,558	1,192
McDonald's	5,867	1,701
Service Corp International	1,005	80
Yum! Brands	1,987	266
		6,219
Consumer Staples — 11.1%
Altria Group	38,842	2,031
Colgate-Palmolive	26,602	2,418
General Mills	27,864	1,777
Hershey	538	91
Mondelez International, Cl A	3,623	216
Procter & Gamble	21,155	3,547
Walmart	54,349	4,911
		14,991
Energy — 2.9%
Chevron	17,649	2,556
Kinder Morgan	44,625	1,223
Marathon Petroleum	1,005	140
		3,919
Financials — 9.0%
Allstate	4,675	901
Berkshire Hathaway, Cl B *	4,652	2,109
Chubb	7,574	2,093
Loews	3,834	325
Markel Group *	1,005	1,735
Marsh & McLennan	1,426	303
Travelers	4,979	1,199
W R Berkley	46,729	2,735
White Mountains Insurance Group	374	727
		12,127
Health Care — 15.7%
Bristol-Myers Squibb	30,061	1,700
Cardinal Health	24,989	2,955
Cencora	6,265	1,408
Chemed	538	285
Gilead Sciences	30,903	2,854
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Johnson & Johnson	24,371	$3,525
McKesson	5,750	3,277
Merck	32,119	3,195
Pfizer	26,789	711
Quest Diagnostics	8,345	1,259
		21,169
Industrials — 9.7%
3M	2,361	305
Expeditors International of Washington	18,561	2,056
Genpact	6,873	295
Landstar System	5,283	908
Lockheed Martin	795	386
Republic Services, Cl A	16,994	3,419
Robert Half	5,984	422
Snap-on	1,239	420
Verisk Analytics, Cl A	9,421	2,595
Waste Management	11,431	2,307
		13,113
Information Technology — 26.3%
Accenture, Cl A	5,914	2,080
Amdocs	18,186	1,548
Amphenol, Cl A	14,820	1,029
Apple	25,947	6,498
Arrow Electronics *	9,350	1,058
Avnet	12,646	662
Cisco Systems	55,939	3,312
Dolby Laboratories, Cl A	9,023	705
Manhattan Associates *	1,519	410
Microsoft	18,958	7,991
Motorola Solutions	5,563	2,571
Oracle	28,355	4,725
Roper Technologies	5,447	2,832
		35,421
Materials — 1.3%
NewMarket	818	432
Reliance	2,712	730
Silgan Holdings	12,506	651
		1,813
Utilities — 5.4%
Atmos Energy	6,218	866
CMS Energy	1,168	78
Consolidated Edison	26,719	2,384
DTE Energy	3,623	437
Duke Energy	22,605	2,435
FirstEnergy	3,693	147
National Fuel Gas	12,436	755

SEI Exchange Traded Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Enhanced Low Volatility U.S. Large Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NiSource	3,717	$137
		7,239

Total Common Stock
(Cost $121,652) ($ Thousands)		134,450
Total Investments in Securities — 99.7%
(Cost $121,652) ($ Thousands)		$134,450

Percentages are based on Net Assets of $134,898 ($ Thousands).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

See “Glossary” for Abbreviations.

6	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select Emerging Markets Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%
Brazil — 3.1%
BB Seguridade Participacoes	61,465	$360
Brasil Bolsa Balcao	189,585	317
CPFL Energia	72,578	371
Embraer *	43,700	397
Lojas Renner	173,300	340
Natura & Holding	160,105	331
Telefonica Brasil	39,810	301
TIM	117,455	275
Vale	211,034	1,863
Vibra Energia	316,804	915
WEG	62,465	534
		6,004
Chile — 0.7%
Banco de Chile	4,817,487	548
Empresas Copec	65,200	398
Falabella *	121,147	428
		1,374
China — 27.2%
AAC Technologies Holdings	108,970	526
Alibaba Group Holding	536,754	5,694
Aluminum Corp of China, Cl A *	368,800	371
Anhui Conch Cement, Cl H	220,910	565
Baidu, Cl A *	49,123	523
Bosideng International Holdings	1,350,775	675
BYD, Cl H	16,529	567
Centre Testing International Group, Cl A	199,000	339
China CITIC Bank, Cl A *	400,100	383
China Communications Services, Cl H	1,071,407	629
China Construction Bank, Cl H *	520,035	434
China Feihe	534,029	375
China Hongqiao Group	294,295	445
China Life Insurance, Cl H *	406,905	769
China Merchants Bank, Cl H	100,616	518
China Merchants Port Holdings	233,405	416
China Pacific Insurance Group, Cl H	149,465	485
China Resources Land	144,930	421
Contemporary Amperex Technology, Cl A	27,400	998
CRRC, Cl A	347,300	399
Far East Horizon	572,530	418
Foshan Haitian Flavouring & Food, Cl A	108,900	685
Fuyao Glass Industry Group, Cl H	84,275	607
Geely Automobile Holdings	398,820	761
Giant Biogene Holding	89,481	575
Gree Electric Appliances of Zhuhai, Cl A	68,200	425
Guangzhou Kingmed Diagnostics Group, Cl A	77,500	292
Guotai Junan Securities, Cl A *	153,100	391
Haier Smart Home, Cl A	276,119	977
Hangzhou Robam Appliances, Cl A	124,600	366
Huatai Securities, Cl A	157,700	380
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrial & Commercial Bank of China, Cl H *	1,246,217	$836
JD.com, Cl A	59,005	1,033
Jiangsu Hengrui Pharmaceuticals, Cl A	92,900	584
Kunlun Energy	737,146	797
Kweichow Moutai, Cl A	2,200	459
Meituan, Cl B *	145,785	2,847
NetEase	35,764	637
PDD Holdings ADR *	7,260	704
People's Insurance Group of China, Cl H *	2,329,565	1,161
PetroChina, Cl H	896,445	705
PICC Property & Casualty, Cl H	405,848	640
Ping An Insurance Group of China, Cl H	390,417	2,314
Pop Mart International Group	120,295	1,388
Qifu Technology ADR	27,785	1,066
SF Holding, Cl A	74,600	412
Shenwan Hongyuan Group, Cl A *	661,200	485
Shenzhen Envicool Technology, Cl A	87,290	483
Shougang Fushan Resources Group	1,145,160	370
Sinopec Engineering Group, Cl H	538,540	467
Tencent Holdings	161,242	8,656
Trip.com Group *	15,230	1,059
Vipshop Holdings ADR	56,955	767
Weichai Power, Cl A *	185,200	348
Xiaomi, Cl B *	498,311	2,213
Yangzijiang Shipbuilding Holdings	724,795	1,589
Yunnan Botanee Bio-Technology Group, Cl A	59,000	345
		53,774

Colombia — 0.2%
Bancolombia ADR	12,415	391

Egypt — 0.2%
Commercial International Bank	254,095	392

Greece — 1.0%
Eurobank Ergasias Services and Holdings	249,102	575
Hellenic Telecommunications Organization	43,050	663
OPAP	24,100	392
Piraeus Financial Holdings	101,775	406
		2,036

Hong Kong — 0.6%
United Laboratories International Holdings	302,965	482
WH Group	772,240	598
		1,080

Hungary — 2.3%
MOL Hungarian Oil & Gas	150,432	1,034
OTP Bank Nyrt	50,396	2,752
Richter Gedeon Nyrt *	31,339	820
		4,606

India — 14.2%
Bajaj Auto	3,800	391
Bharat Petroleum	167,944	574

SEI Exchange Traded Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select Emerging Markets Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bharti Airtel	20,495	$380
Colgate-Palmolive	22,368	700
Computer Age Management Services	7,585	450
Coromandel International	19,300	424
Divi's Laboratories	5,800	413
DLF	41,504	400
GAIL	185,572	414
General Insurance	80,400	417
HCL Technologies	77,121	1,727
HDFC Asset Management	20,338	997
HDFC Bank	67,756	1,403
Hero MotoCorp	9,500	462
Hindalco Industries	48,675	342
ICICI Bank ADR	93,700	2,798
Indian Oil	238,438	380
Infosys ADR	93,164	2,042
ITC	69,225	391
L&T Finance	249,749	396
Mahindra & Mahindra	14,485	509
Mankind Pharma *	13,200	444
Marico	65,810	492
Muthoot Finance	26,983	673
Nippon Life India Asset Management	42,500	361
NMDC	477,645	368
Oil & Natural Gas	558,967	1,562
Petronet LNG	329,139	1,331
Power Grid	142,760	515
Reliance Industries	25,030	355
Shriram Finance	40,635	1,371
Sun Pharmaceutical Industries	28,559	629
Tata Consultancy Services	38,005	1,818
Tata Motors	37,530	324
Tech Mahindra	25,125	501
Vedanta	257,365	1,336
		28,090

Indonesia — 1.8%
Aspirasi Hidup Indonesia	6,892,175	338
Astra International	2,654,930	808
Bank Central Asia	788,262	474
Bank Mandiri Persero	811,465	288
Bank Rakyat Indonesia Persero	2,383,063	604
Indofood Sukses Makmur	1,469,761	703
Kalbe Farma	3,526,245	298
		3,513

Malaysia — 1.4%
Gamuda	405,930	430
IHH Healthcare	237,080	387
IJM	524,415	357
Public Bank	379,420	387
Tenaga Nasional	343,390	1,147
		2,708
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mexico — 1.5%
America Movil	499,975	$360
Coca-Cola Femsa	116,795	911
El Puerto de Liverpool	67,375	322
Fomento Economico Mexicano	82,767	708
Grupo Financiero Banorte, Cl O	98,565	637
		2,938

Philippines — 1.0%
BDO Unibank	158,538	395
GT Capital Holdings	32,943	375
International Container Terminal Services	101,370	676
Manila Electric	51,520	434
		1,880

Poland — 0.6%
KGHM Polska Miedz	10,445	291
KRUK	3,800	382
Powszechny Zaklad Ubezpieczen	51,547	572
		1,245

Qatar — 0.7%
Industries Qatar QSC	171,335	625
Ooredoo QPSC	260,440	826
		1,451

Romania — 0.6%
NEPI Rockcastle	153,245	1,121

Saudi Arabia — 1.3%
Arabian Centres	76,295	441
Etihad Etisalat	56,171	798
Riyadh Cables Group	10,700	392
Saudi Arabian Oil	57,145	427
Saudi Telecom	45,500	484
		2,542

South Africa — 5.4%
AVI	131,742	766
Bid	16,950	387
Capitec Bank Holdings	3,530	587
Clicks Group	22,803	451
Foschini Group	44,040	392
Kumba Iron Ore	20,425	353
Momentum Group	367,228	589
Mr Price Group	88,948	1,392
Naspers, Cl N *	6,160	1,362
Nedbank Group	88,090	1,315
Old Mutual	536,965	356
Pepkor Holdings	249,200	382
Redefine Properties ‡	1,493,820	360
Sanlam	129,460	596
Tiger Brands	30,740	471
Truworths International	98,130	539
Vodacom Group	68,180	366
		10,664

8	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Korea — 10.6%
Coway *	18,265	$830
DB Insurance	11,175	780
Hana Financial Group	29,394	1,134
Hankook Tire & Technology *	25,430	663
Hyundai Glovis	13,050	1,047
Hyundai Mobis	3,665	589
Hyundai Rotem *	9,504	321
Industrial Bank of Korea	59,315	577
KB Financial Group	8,643	487
Kia	39,534	2,704
Korea Investment Holdings *	11,675	565
Korean Air Lines *	36,535	561
Krafton *	4,242	901
KT	13,076	390
KT&G	10,214	743
LG *	6,264	306
LG Electronics	9,065	514
LG Uplus	85,915	603
NAVER *	2,800	378
NH Investment & Securities	54,466	516
Samsung Biologics *	536	346
Samsung Electronics	92,290	3,335
Samsung SDS *	3,350	291
Samsung Securities *	11,330	335
SK Hynix	5,455	644
SK Square *	8,433	454
SK Telecom	10,200	383
Woori Financial Group	52,341	547
		20,944

Taiwan — 15.7%
Advantech	38,230	404
Asustek Computer	32,306	607
Bizlink Holding	19,200	358
Cathay Financial Holding	190,900	398
Compal Electronics	367,305	422
CTBC Financial Holding	438,442	523
Delta Electronics	51,838	681
Eva Airways	314,000	425
Fubon Financial Holding	211,492	583
Hon Hai Precision Industry	191,229	1,073
Largan Precision	6,489	530
MediaTek	54,253	2,342
Micro-Star International	71,725	401
Nien Made Enterprise	38,468	430
Pou Chen	304,100	342
Realtek Semiconductor	32,215	558
Taiwan Semiconductor Manufacturing	608,762	19,961
Uni-President Enterprises	421,621	1,040
		31,078

Thailand — 1.4%
CP ALL	217,400	356
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kasikornbank NVDR	201,654	$920
Krung Thai Bank NVDR	668,000	411
PTT Exploration & Production NVDR	205,552	717
Thai Beverage	959,000	383
		2,787

Turkey — 0.8%
Akbank	233,110	428
Turkcell Iletisim Hizmetleri	167,236	439
Turkiye Garanti Bankasi	113,700	400
Turkiye Is Bankasi, Cl C	1,016,200	389
		1,656

United Arab Emirates — 3.8%
Air Arabia PJSC	484,301	406
Dubai Islamic Bank PJSC	243,089	469
Emaar Development PJSC	171,830	641
Emaar Properties PJSC	1,175,477	4,112
Emirates NBD Bank PJSC	112,320	656
Emirates Telecommunications Group PJSC	251,048	1,116
		7,400

United States — 0.2%
Titan Cement International	11,135	463

Total Common Stock
(Cost $196,493) ($ Thousands)		190,137

PREFERRED STOCK — 2.9%
Brazil — 2.5%
Banco Bradesco (A)	145,685	273
Itau Unibanco Holding (A)	198,108	985
Itausa (A)	528,103	755
Petroleo Brasileiro (A)	501,127	2,936
		4,949

South Korea — 0.4%
Hyundai Motor (A)	4,400	456
Samsung Electronics (A)	11,130	334
		790

Total Preferred Stock
(Cost $6,603) ($ Thousands)		5,739

SEI Exchange Traded Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select Emerging Markets Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.5%
United States — 0.5%
iShares Core MSCI Emerging Markets ETF	19,390	$1,013

Total Exchange Traded Fund
(Cost $1,068) ($ Thousands)		1,013
Total Investments in Securities — 99.7%
(Cost $204,164) ($ Thousands)		$196,889

Percentages are based on Net Assets of $197,550 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

See “Glossary” for Abbreviations.

10	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select International Equity ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%
Australia — 4.0%
AGL Energy	184,527	$1,290
Aristocrat Leisure	26,379	1,117
Bendigo & Adelaide Bank	101,480	823
BlueScope Steel	59,553	689
Brambles	67,013	798
Charter Hall Group ‡	95,611	849
Cochlear	4,501	808
Computershare	48,650	1,023
GPT Group ‡	270,802	733
HUB24	20,079	865
JB Hi-Fi	25,200	1,446
Northern Star Resources	207,495	1,984
Pinnacle Investment Management Group	50,560	715
Pro Medicus	13,922	2,156
Qantas Airways *	168,517	936
Qube Holdings	369,883	909
REA Group	5,025	726
Stockland ‡	493,169	1,466
Technology One	39,376	763
		20,096

Austria — 1.3%
ANDRITZ	12,143	616
BAWAG Group	17,615	1,480
Erste Group Bank	43,616	2,694
OMV	20,967	811
voestalpine	36,069	685
		6,286

Belgium — 1.2%
Ageas	19,784	961
KBC Group	33,288	2,569
UCB	13,434	2,674
		6,204

China — 0.9%
Prosus	18,415	731
SITC International Holdings	343,940	917
Wilmar International	349,658	795
Yangzijiang Shipbuilding Holdings	863,383	1,892
		4,335

Denmark — 1.6%
Danske Bank	67,831	1,919
Novo Nordisk, Cl B	34,020	2,949
Pandora	11,776	2,153
Sydbank	14,446	762
		7,783

Finland — 1.5%
Kone, Cl B	41,087	2,000
Konecranes	14,259	904
Nokia	582,907	2,580
Nordea Bank Abp	72,123	784
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orion, Cl B	24,294	$1,076
		7,344

France — 8.7%
Accor	54,483	2,654
Airbus	10,076	1,615
Amundi	29,101	1,935
AXA	43,616	1,550
BNP Paribas	24,323	1,492
Bouygues	28,440	840
Bureau Veritas	67,104	2,039
Carrefour	82,111	1,167
Cie de Saint-Gobain	26,588	2,359
Cie Generale des Etablissements Michelin SCA	103,972	3,424
Engie	48,639	771
Hermes International SCA	419	1,007
Ipsen	6,281	720
Klepierre ‡	46,133	1,328
La Francaise des Jeux SAEM	27,679	1,067
Legrand	14,694	1,431
L'Oreal	2,094	741
LVMH Moet Hennessy Louis Vuitton	4,197	2,762
Orange	84,311	841
Publicis Groupe	22,296	2,378
Renault	24,076	1,173
Rexel	84,894	2,163
Safran	11,766	2,584
SCOR	29,918	732
Societe Generale	36,069	1,014
Sodexo	9,944	819
Teleperformance	24,323	2,093
Unibail-Rodamco-Westfield ‡	13,818	1,041
		43,740

Germany — 9.4%
adidas	5,054	1,239
BASF *	87,930	3,866
Bayer	54,807	1,096
Continental	30,551	2,051
CTS Eventim & KGaA	30,880	2,611
Daimler Truck Holding	76,372	2,914
Deutsche Bank	50,328	867
Deutsche Boerse	16,776	3,863
Deutsche Lufthansa	122,371	783
Deutsche Telekom	115,774	3,464
Evonik Industries	159,381	2,761
Fresenius KGaA	23,029	800
Fresenius Medical Care	39,425	1,803
Heidelberg Materials	21,207	2,620
Mercedes-Benz Group	19,784	1,102
MTU Aero Engines	3,978	1,326
Muenchener Rueckversicherungs-Gesellschaft	1,465	739

SEI Exchange Traded Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select International Equity ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rheinmetall	4,614	$2,936
RWE	41,099	1,227
SAP	24,342	5,956
Siemens Energy *	44,934	2,344
Talanx	10,068	857
		47,225

Hong Kong — 1.3%
AIA Group	170,102	1,233
CK Asset Holdings	205,399	843
Jardine Matheson Holdings	22,649	928
Link ‡	168,055	711
Prudential	112,383	896
Swire Pacific, Cl A	105,270	955
WH Group	1,092,212	845
		6,411

Ireland — 0.5%
Bank of Ireland Group	182,843	1,667
Kerry Group, Cl A	8,390	810
		2,477

Israel — 1.7%
Bank Leumi Le-Israel	95,607	1,137
Camtek	9,976	806
Check Point Software Technologies *	4,225	789
Israel Discount Bank, Cl A	165,976	1,135
Nova *	4,205	828
Plus500	25,162	853
Teva Pharmaceutical Industries ADR *	47,817	1,054
Tower Semiconductor *	19,889	1,031
Wix.com *	5,339	1,146
		8,779

Italy — 3.7%
A2A	371,464	825
Coca-Cola HBC	49,931	1,708
Enel	359,046	2,560
Eni	61,237	830
Ferrari	2,517	1,075
FinecoBank Banca Fineco	50,334	875
Generali	75,054	2,119
Intesa Sanpaolo	488,978	1,956
Moncler	15,702	829
Prysmian	33,183	2,119
UniCredit	64,655	2,579
Unipol Gruppo	100,641	1,254
		18,729

Japan — 21.1%
Amada	80,183	784
Asahi Kasei	252,449	1,755
Asics	114,900	2,274
Bridgestone	41,348	1,405
Brother Industries	43,616	749
Canon	101,119	3,321
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Central Japan Railway	59,038	$1,114
Chubu Electric Power	72,123	760
Chugai Pharmaceutical	55,358	2,465
Credit Saison	33,552	790
Daiichi Sankyo	45,294	1,254
Daiwa House Industry	77,567	2,398
Daiwa Securities Group	118,176	788
Electric Power Development	69,191	1,132
ENEOS Holdings	155,164	816
Fast Retailing	9,225	3,159
Fujikura	47,817	1,992
Fukuoka Financial Group	26,840	674
Haseko	65,335	845
Hirose Electric	6,712	800
Hitachi	139,227	3,488
Hoya	8,060	1,016
Iida Group Holdings	65,947	999
Inpex	83,026	1,041
Japan Post Holdings	78,404	744
Japan Tobacco	30,196	784
JFE Holdings	63,657	721
Kakaku.com	48,650	749
Keyence	4,396	1,808
Kobe Steel	71,208	715
Komatsu	87,406	2,419
Konami Group	19,994	1,883
Kuraray	83,886	1,217
Kyushu Electric Power	84,057	756
Maruwa	3,140	966
Mazda Motor	112,383	775
MINEBEA MITSUMI	74,560	1,219
Mitsubishi Heavy Industries	92,251	1,305
Mitsubishi UFJ Financial Group	135,877	1,596
Miura	32,644	827
MS&AD Insurance Group Holdings	36,904	810
NGK Insulators	64,587	827
Nintendo	15,937	939
Nippon Steel	56,186	1,138
Nissan Motor	301,944	922
Nitto Denko	49,495	844
NS Solutions	27,720	718
Oji Holdings	212,196	816
Olympus	167,694	2,529
Ono Pharmaceutical	71,809	747
Oracle	9,002	868
ORIX	36,069	782
Panasonic Holdings	98,887	1,034
Recruit Holdings	47,811	3,391
Resona Holdings	556,574	4,053
Sankyo	77,992	1,056
Sanrio	28,664	1,010
Santen Pharmaceutical	69,617	717
Sanwa Holdings	31,713	888

12	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Secom	22,296	$762
Seiko Epson	63,748	1,166
Sekisui House	37,816	910
Shimano	5,653	769
Shionogi	121,741	1,719
Sohgo Security Services	106,047	730
Sojitz	35,185	726
Subaru	50,328	903
Sumitomo Mitsui Financial Group	87,511	2,096
Suntory Beverage & Food	61,231	1,953
T&D Holdings	25,162	465
Takeda Pharmaceutical	92,240	2,454
TDK	258,450	3,408
Terumo	134,511	2,621
Toho Holdings	25,071	681
Tokyo Electric Power Holdings *	187,034	565
Tomy	30,133	870
Toray Industries	323,560	2,062
Tosoh	57,259	772
Toyo Suisan Kaisha	13,420	919
ZOZO	28,891	900
		105,843

Luxembourg — 0.7%
ArcelorMittal	160,995	3,739

Macao — 0.3%
Galaxy Entertainment Group	375,560	1,595

Netherlands — 5.0%
ABN AMRO Bank	49,489	763
Akzo Nobel	14,655	880
Argenx *	2,934	1,823
ASML Holding	3,350	2,354
ING Groep	278,549	4,364
Koninklijke Ahold Delhaize	104,364	3,403
Koninklijke KPN	321,979	1,172
Koninklijke Philips *	40,260	1,017
Koninklijke Vopak	18,109	797
NN Group	25,200	1,098
Randstad	46,972	1,980
Universal Music Group	52,339	1,340
Wolters Kluwer	23,343	3,877
		24,868

New Zealand — 0.7%
Fisher & Paykel Healthcare	100,662	2,166
Xero *	10,991	1,147
		3,313

Norway — 1.5%
Equinor	176,487	4,124
Kongsberg Gruppen	15,492	1,746
Orkla	183,948	1,593
		7,463
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 0.8%
ComfortDelGro	738,813	$801
DBS Group Holdings	27,679	887
Oversea-Chinese Banking	70,445	862
Singapore Airlines	166,902	788
United Overseas Bank	32,967	878
		4,216

Spain — 3.5%
ACS Actividades de Construccion y Servicios	64,587	3,240
Aena SME	4,195	857
Amadeus IT Group	42,604	3,009
Banco Bilbao Vizcaya Argentaria	129,169	1,264
Banco Santander	171,010	791
CaixaBank	602,946	3,269
Iberdrola	55,368	762
Industria de Diseno Textil	62,909	3,234
Repsol *	93,853	1,136
		17,562

Sweden — 2.0%
AAK	37,747	1,078
Atlas Copco, Cl B	216,295	2,925
BoneSupport Holding *	22,401	784
Essity, Cl B	27,679	741
Evolution	8,420	650
Industrivarden, Cl A	23,488	743
Skandinaviska Enskilda Banken, Cl A	72,123	989
SSAB, Cl B	181,171	720
Swedbank	40,260	795
Thule Group	26,351	815
		10,240

Switzerland — 3.7%
Accelleron Industries	23,134	1,192
Belimo Holding	1,989	1,316
Cie Financiere Richemont, Cl A	14,655	2,230
Geberit	1,465	832
Givaudan	209	915
Helvetia Holding	9,873	1,627
Julius Baer Group	34,125	2,209
Logitech International	9,944	823
Lonza Group	1,361	805
Schindler Holding	2,931	810
UBS Group	197,528	6,044
		18,803

United Kingdom — 16.8%
AJ Bell	130,534	740
AstraZeneca	14,283	1,872
Auto Trader Group	72,134	716
BAE Systems	50,313	724
Barclays	2,132,503	7,162
Bellway	29,357	916
Breedon Group	134,710	752

SEI Exchange Traded Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select International Equity ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
British American Tobacco	22,645	$817
British Land ‡	220,586	996
Centrica	537,537	899
CK Hutchison Holdings	185,289	990
Compass Group	70,456	2,349
ConvaTec Group	490,103	1,358
Cranswick	13,420	818
Diageo	92,255	2,932
Flutter Entertainment *	3,245	842
Halma	47,733	1,607
Howden Joinery Group	291,798	2,900
HSBC Holdings	359,465	3,535
Imperial Brands	82,277	2,631
Intertek Group	12,581	745
Investec	114,061	777
J Sainsbury	901,383	3,089
JET2	37,893	751
Just Group	415,095	844
Land Securities Group ‡	105,411	771
Legal & General Group	393,350	1,132
London Stock Exchange Group	26,274	3,713
Marks & Spencer Group	558,981	2,629
Morgan Sindall Group	15,431	754
NatWest Group	967,017	4,870
Next	22,192	2,640
Premier Foods	318,745	749
Quilter	544,228	1,051
Reckitt Benckiser Group	46,167	2,794
RELX	17,377	790
Rentokil Initial	383,651	1,926
Rolls-Royce Holdings *	483,404	3,442
Sage Group	62,898	1,003
Schroders	185,356	751
Standard Chartered	394,009	4,878
Tesco	1,058,191	4,881
Unilever	26,484	1,508
Vodafone Group	1,337,581	1,144
Volution Group	105,207	738
WH Smith	44,455	662
		84,588

United States — 7.4%
BP	394,113	1,940
Experian	57,870	2,497
GSK	130,848	2,207
Monday.com *	7,013	1,651
Nestle	9,259	765
Novartis	65,467	6,408
Roche Holding	37,370	10,536
Sanofi	51,711	5,019
Shell	130,115	4,035
Stellantis	57,259	746
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenaris	77,671	$1,453
		37,257

Total Common Stock
(Cost $511,442) ($ Thousands)		498,896

PREFERRED STOCK — 0.4%
Germany — 0.4%
Porsche Automobil Holding (A)	21,459	808
Volkswagen (A)	13,420	1,237

Total Preferred Stock
(Cost $2,186) ($ Thousands)		2,045
Total Investments in Securities — 99.7%
(Cost $513,628) ($ Thousands)		$500,941

Percentages are based on Net Assets of $502,411 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

See “Glossary” for Abbreviations.

14	SEI Exchange Traded Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select Small Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.9%

Communication Services — 4.3%
Bandwidth, Cl A *	12,062	$205
Cargurus, Cl A *	52,150	1,906
Cinemark Holdings *	64,665	2,003
EverQuote, Cl A *	12,062	241
Grindr *	18,034	322
IDT, Cl B	6,939	330
IMAX *	11,019	282
Liberty Latin America, Cl A *	23,580	150
Magnite *	15,645	249
MediaAlpha, Cl A *	12,062	136
QuinStreet *	16,189	374
Scholastic	16,053	342
Shutterstock	16,301	495
Sinclair	13,649	220
TEGNA	18,003	329
Thryv Holdings *	8,208	122
Vimeo *	29,203	187
Yelp, Cl A *	35,507	1,374
Ziff Davis *	8,571	466
		9,733

Consumer Discretionary — 14.9%
Abercrombie & Fitch, Cl A *	8,616	1,288
Adtalem Global Education *	12,062	1,096
American Axle & Manufacturing Holdings *	83,030	484
Bloomin' Brands	61,890	756
Boot Barn Holdings *	2,766	420
Brinker International *	13,286	1,757
Build-A-Bear Workshop, Cl A	6,167	284
Burlington Stores *	3,809	1,086
Carter's	7,664	415
Champion Homes *	8,977	791
Cricut, Cl A	34,600	197
Dave & Buster's Entertainment *	18,729	547
Ethan Allen Interiors	16,143	454
Frontdoor *	35,099	1,919
Funko, Cl A *	18,751	251
GigaCloud Technology, Cl A *	13,544	251
G-III Apparel Group *	24,805	809
Green Brick Partners *	1,996	113
Haverty Furniture	9,024	201
KB Home	18,774	1,234
Kontoor Brands	6,260	535
La-Z-Boy, Cl Z	17,323	755
M/I Homes *	11,065	1,471
Meritage Homes	9,160	1,409
Modine Manufacturing *	13,159	1,525
Monarch Casino & Resort	5,941	469
Movado Group	11,835	233
Ollie's Bargain Outlet Holdings *	6,212	682
OneSpaWorld Holdings	10,067	200
Perdoceo Education	9,527	252
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pool	2,041	$696
PRIMO BRANDS *	30,156	928
Revolve Group, Cl A *	24,170	809
Sally Beauty Holdings *	58,362	610
Steven Madden	17,278	735
Stride *	15,826	1,645
Super Group SGHC	44,168	275
Taylor Morrison Home, Cl A *	24,760	1,515
Tri Pointe Homes *	12,198	442
Urban Outfitters *	39,770	2,182
Whirlpool	18,094	2,071
Zumiez *	10,379	199
		33,991

Consumer Staples — 3.1%
Cal-Maine Foods	3,625	373
Church & Dwight	2,243	235
Dole	44,350	601
Herbalife *	26,574	178
Ingles Markets, Cl A	6,212	400
Pilgrim's Pride *	21,178	961
PriceSmart	2,619	241
Sprouts Farmers Market *	19,998	2,541
Turning Point Brands	10,792	649
USANA Health Sciences *	6,530	234
Vital Farms *	20,815	785
		7,198

Energy — 4.3%
CNX Resources *	25,621	940
CVR Energy	23,672	444
Delek US Holdings	53,918	997
Helmerich & Payne	55,777	1,786
HF Sinclair	19,499	683
Murphy Oil	12,697	384
Northern Oil & Gas	14,149	526
Par Pacific Holdings *	26,800	439
PBF Energy, Cl A	22,266	591
REX American Resources *	4,308	180
SandRidge Energy	20,542	241
SM Energy	45,211	1,752
Teekay *	48,884	339
Veren	86,386	444
		9,746

Financials — 20.7%
Amalgamated Financial	14,556	487
ARMOUR Residential ‡	30,567	577
Axos Financial *	12,788	893
Banco Latinoamericano de Comercio Exterior, Cl E	23,263	827
Bank of NT Butterfield & Son	26,755	978
BankUnited	14,829	566
Bread Financial Holdings	30,246	1,847

SEI Exchange Traded Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select Small Cap ETF (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bridgewater Bancshares *	15,554	$210
Brightsphere Investment Group	15,690	413
Camden National	5,849	250
Central Pacific Financial	15,645	455
Chimera Investment ‡	13,015	182
CNO Financial Group	67,295	2,504
Columbia Banking System	82,169	2,219
Comerica	23,672	1,464
Community Trust Bancorp	4,483	238
ConnectOne Bancorp	25,939	594
Customers Bancorp *	18,803	915
Dave *	5,215	453
Dime Community Bancshares	6,666	205
Enova International *	15,690	1,504
Financial Institutions	12,969	354
First Busey	36,595	863
First Commonwealth Financial	72,828	1,232
First Financial	5,396	249
First Financial Bancorp	17,912	482
FirstCash Holdings	1,496	155
FNB	57,138	845
Great Southern Bancorp	4,353	260
Hancock Whitney	4,354	238
Independent Bank	14,601	747
Invesco Mortgage Capital ‡	29,431	237
Jackson Financial, Cl A	27,843	2,425
Kinsale Capital Group	498	232
Lemonade *	12,344	453
LendingClub *	47,478	769
LendingTree *	3,764	146
Lincoln National	63,440	2,012
MarketAxess Holdings	953	215
Mercantile Bank	3,764	167
Metropolitan Bank Holding *	4,535	265
Navient	53,742	714
NBT Bancorp	26,574	1,269
Nelnet, Cl A	2,041	218
NerdWallet, Cl A *	27,027	359
Northrim BanCorp	3,365	262
OFG Bancorp	10,203	432
Old National Bancorp	96,906	2,103
Pathward Financial	15,327	1,128
Paysafe *	8,072	138
Piper Sandler	2,539	762
Preferred Bank	5,759	497
PROG Holdings	25,555	1,080
Republic Bancorp, Cl A	3,628	254
Ryan Specialty Holdings, Cl A	15,327	983
Sierra Bancorp	8,298	240
Southern Missouri Bancorp	5,396	310
StepStone Group, Cl A	16,461	953
Towne Bank	10,067	343
TPG RE Finance Trust ‡	27,254	232
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UMB Financial	10,112	$1,141
Unity Bancorp	6,031	263
Universal Insurance Holdings	16,778	353
Victory Capital Holdings, Cl A	12,924	846
WisdomTree	14,737	155
World Acceptance *	1,875	211
Zions Bancorp	34,791	1,887
		47,260

Health Care — 12.3%
Addus HomeCare *	3,447	432
ADMA Biologics *	43,753	750
Akebia Therapeutics *	167,195	318
Alkermes *	28,523	820
Amneal Pharmaceuticals *	26,992	214
Amphastar Pharmaceuticals *	4,857	180
ANI Pharmaceuticals *	8,571	474
Arcutis Biotherapeutics *	27,589	384
Aveanna Healthcare Holdings *	43,624	199
Axogen *	17,411	287
Bio-Techne	5,170	372
Blueprint Medicines *	9,564	834
CareDx *	16,325	350
Catalyst Pharmaceuticals *	67,932	1,418
Certara *	10,828	115
Collegium Pharmaceutical *	27,662	792
Community Health Systems *	38,428	115
Corcept Therapeutics *	27,979	1,410
CorMedix *	20,451	166
Day One Biopharmaceuticals *	16,519	209
Ensign Group	6,530	868
Evolus *	10,075	111
Geron *	37,325	132
Globus Medical, Cl A *	10,926	904
Haemonetics *	2,619	204
Halozyme Therapeutics *	16,681	798
Harmony Biosciences Holdings *	19,545	673
Harrow *	4,852	163
Hims & Hers Health *	30,370	734
ICU Medical *	4,807	746
Inmode *	19,862	332
Innoviva *	35,733	620
iRadimed	4,988	274
Kiniksa Pharmaceuticals International, Cl A *	8,843	175
Krystal Biotech *	2,676	419
Lantheus Holdings *	10,792	965
LeMaitre Vascular	12,516	1,153
Ligand Pharmaceuticals *	4,580	491
LivaNova *	11,330	525
Madrigal Pharmaceuticals *	1,179	364
MaxCyte *	60,901	253
Merit Medical Systems *	8,298	803
Novocure *	21,449	639

16	SEI Exchange Traded Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Omnicell *	4,625	$206
Option Care Health *	17,957	417
OraSure Technologies *	61,672	223
Pediatrix Medical Group *	18,003	236
Pennant Group *	22,084	586
Phibro Animal Health, Cl A	11,155	234
Protagonist Therapeutics *	10,657	411
Repligen *	1,499	216
SIGA Technologies	33,285	200
TG Therapeutics *	17,323	521
Travere Therapeutics *	12,652	220
Twist Bioscience *	5,033	234
Vanda Pharmaceuticals *	48,379	232
Varex Imaging *	22,311	325
Veracyte *	26,482	1,049
Waystar Holding *	15,030	552
		28,047

Industrials — 16.0%
AAON	9,659	1,137
ABM Industries	25,258	1,293
ACCO Brands	58,271	306
Advanced Drainage Systems	1,496	173
American Superconductor *	20,542	506
Apogee Enterprises	12,656	904
Argan	7,800	1,069
Astec Industries	17,549	590
Atkore	5,804	484
Atmus Filtration Technologies	33,597	1,316
Axon Enterprise *	1,996	1,186
AZZ	2,041	167
Barnes Group	11,518	544
Barrett Business Services	6,212	270
Blue Bird *	8,480	328
Brink's	1,406	130
Brookfield Business, Cl A	7,392	179
Cimpress *	2,449	176
Conduent *	118,537	479
Copart *	8,802	505
Deluxe	7,097	160
DXP Enterprises *	4,036	333
Enviri *	42,853	330
ExlService Holdings *	64,891	2,880
Exponent	10,657	950
Federal Signal	11,427	1,056
Franklin Covey *	5,668	213
FTAI Aviation	1,123	162
Graham *	7,981	355
Heidrick & Struggles International	13,786	611
HNI	6,802	343
Interface, Cl A	35,704	869
Kelly Services, Cl A	22,266	310
Kennametal	29,497	709
Korn Ferry	7,573	511
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Limbach Holdings *	1,871	$160
LSI Industries	13,921	270
Masterbrand *	24,714	361
Miller Industries	3,809	249
Mueller Industries	15,917	1,263
Mueller Water Products, Cl A	66,615	1,499
NEXTracker, Cl A *	4,848	177
Pitney Bowes	32,650	236
Powell Industries	3,718	824
Primoris Services	11,199	856
RBC Bearings *	2,619	783
Resideo Technologies *	53,781	1,240
Resources Connection	27,163	232
REV Group	11,065	353
Rollins	9,251	429
Sensata Technologies Holding	6,437	176
SkyWest *	13,151	1,317
SPX Technologies *	2,812	409
Steelcase, Cl A	35,824	423
Sterling Infrastructure *	5,260	886
Sun Country Airlines Holdings *	22,039	321
Terex	13,879	641
Titan International *	31,970	217
Trex *	4,716	326
Watsco	953	452
WESCO International	2,243	406
Willdan Group *	6,621	252
Zurn Elkay Water Solutions	6,212	232
		36,524

Information Technology — 13.6%
ACI Worldwide *	17,504	909
Alarm.com Holdings *	8,072	491
Alkami Technology *	16,643	610
AvePoint *	45,483	751
Axcelis Technologies *	2,502	175
Badger Meter	5,079	1,077
Belden	11,065	1,246
Benchmark Electronics	4,988	226
Braze, Cl A *	4,625	194
Clear Secure, Cl A	44,045	1,173
Clearfield *	9,160	284
Clearwater Analytics Holdings, Cl A *	26,075	718
CommScope Holding *	38,888	203
CommVault Systems *	10,792	1,629
Consensus Cloud Solutions *	10,929	261
Credo Technology Group Holding *	5,169	347
Descartes Systems Group *	4,398	500
DigitalOcean Holdings *	14,058	479
Diodes *	7,941	490
EPAM Systems *	1,451	339
Fabrinet *	6,892	1,515
Fair Isaac *	545	1,085
FormFactor *	5,232	230

SEI Exchange Traded Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

SEI Select Small Cap ETF (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grid Dynamics Holdings *	34,105	$759
Hackett Group	8,978	276
Impinj *	5,804	843
Intapp *	4,581	294
InterDigital	2,902	562
IonQ *	8,304	347
Itron *	2,041	222
Keysight Technologies *	7,210	1,158
LiveRamp Holdings *	15,917	483
Methode Electronics	28,433	335
Monolithic Power Systems	1,270	751
Olo, Cl A *	59,269	455
Onto Innovation *	2,404	401
Open Text	21,994	623
PC Connection	2,902	201
Photronics *	44,848	1,057
Powerfleet *	41,356	275
Progress Software	5,804	378
Q2 Holdings *	12,198	1,228
Qualys *	1,869	262
ScanSource *	4,860	231
Semtech *	5,487	339
Silicon Laboratories *	1,874	233
Silicon Motion Technology ADR	20,950	1,132
SPS Commerce *	3,084	567
Tyler Technologies *	1,678	968
Unisys *	52,920	335
Vertex, Cl A *	11,337	605
Viasat *	39,405	335
Yext *	32,105	204
Zeta Global Holdings, Cl A *	15,917	286
		31,077

Materials — 5.4%
AdvanSix	18,729	533
Alpha Metallurgical Resources *	3,865	773
Balchem *	5,260	857
Cabot	12,606	1,151
Carpenter Technology	1,451	246
Cleveland-Cliffs *	147,469	1,386
Commercial Metals	51,292	2,544
FMC	24,668	1,199
Knife River *	2,404	244
LSB Industries *	30,382	231
Rayonier Advanced Materials *	46,254	382
Sensient Technologies	6,212	443
SSR Mining	123,570	860
SunCoke Energy	28,568	306
Sylvamo	6,122	484
Warrior Met Coal	13,194	716
		12,355

Real Estate — 4.7%
Acadia Realty Trust ‡	9,478	229
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Assets Trust ‡	6,723	$177
American Healthcare ‡	24,578	699
Armada Hoffler Properties ‡	49,655	508
CoStar Group *	9,383	672
CTO Realty Growth ‡	11,790	232
Cushman & Wakefield *	48,476	634
DiamondRock Hospitality ‡	97,224	878
Diversified Healthcare Trust ‡	50,737	117
Highwoods Properties ‡	59,289	1,813
Independence Realty Trust ‡	11,793	234
Industrial Logistics Properties Trust ‡	55,732	203
Newmark Group, Cl A	97,195	1,245
Pebblebrook Hotel Trust ‡	32,489	440
Piedmont Office Realty Trust, Cl A ‡	62,534	572
Real Brokerage *	36,595	168
RMR Group, Cl A	9,206	190
Safehold ‡	7,097	131
Saul Centers ‡	5,759	224
SL Green Realty ‡	8,208	558
Terreno Realty ‡	15,730	930
		10,854
Utiliites — 0.3%
BROOKFIELD INFRASTRUCTURE *	16,502	660

Utilities — 0.3%
Black Hills	7,664	448
Unitil	3,855	209
		657

Total Common Stock
(Cost $229,270) ($ Thousands)		228,102
Total Investments in Securities — 99.9%
(Cost $229,270) ($ Thousands)		$228,102

Percentages are based on Net Assets of $228,413 ($ Thousands).
*	Non-income producing security.

‡	Real Estate Investment Trust.

See “Glossary” for Abbreviations.

18	SEI Exchange Traded Funds

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NVDR — Non-voting Depository Receipt

PJSC — Public Joint Stock Company

SEI Exchange Traded Funds	19